FORM N-SAR
     ANNUAL REPORT
     FOR REGISTERED INVESTMENT COMPANIES

    Report for six-month period ending:       //

                         (a)

      or fiscal year ending: 12/31/98 (b)

      Is this a transition report?  (Y/N)  N

      Is this an amendment to a previous filing?
      (Y/N)   N Those items or sub-items with a "*"
      after the item number
should be                     completed only if the
answer has changed from the previous filing on this form.

     1.   A.  Registrant Name: AGA Separate Account

A

     B.  File Number: 811- 8862

     C.  Telephone Number: (713) 526-5251

     2.   A.  Street: 2929 Allen Parkway

 B.  City: Houston  C.  State: TX       D.  Zip Code:
                         77019
Zip Ext:

   E.  Foreign Country:               Foreign Postal
                         Code:

     3.   Is this the first filing on this form by
Registrant?
(Y/N)                                   N

     4.   Is this the last filing on this form by
Registrant?
(Y/N)                                   N

     5.   Is Registrant a small business investment
company
(SBIC)?  (Y/N)                N
     [If answer is ?Y? (Yes), complete only items 89 through 110.]

     6.   Is Registrant a unit investment trust (UIT)?
(Y/N)
Y
     [If answer is ?Y? (Yes) complete only items 111 through 132.]





     For period ending   12-31-98
     File number 811-8862

     Unit Investment Trusts
     111. A.   Depositor Name: American General
Annuity Insurance Company
      B. * File Number (if any):
      C.   City: Houston            State:  TX
Zip Code:      77019     Zip Ext.:
      * Foreign Counrty:                      Foreign
Postal Code:

     112. A. * Sponsor Name:
      B. * File Nimber (if any):
      C. * City            State:            Zip Code:
Zip Ext.:
      * Foreign Country:                      Foreign
Postal Code:

     113. A. * Trustee Name:
      B. * City            State:            Zip Code:
Zip Ext.:
      * Foreign Country:                      Foreign
Postal Code:

     114. A.   Principal Underwriter Name: AGA
Brokerage Services,
Inc.
      B. * File Number:
      C.   City: Houston            State: TX
Zip Code:      77019               Zip Ext.:
      * Foreign Country:                      Foreign
Postal Code:

     115. A.    Independent Public Accounts Name:
Ernst & Young
LLP
      B.    City: Houston            State: TX
Zip Code:      77010               Zip Ext.:
      * Foreign Country:                      Foreign
Postal Code:

     116. Family of investment companies information:
 A. * Is the Registrant part of a family of investment companies? (Y/N)
      B. * Identify the family in 10 letters:

   117. A. * Is Registrant a separate account of an
                       insurance
company? ( Y/N)
 If answer is "Yes", are any of the following types of
contracts funded by      the Registrant?:
      B. * Variable annuity contracts? (Y/N)
      C. * Scheduled premium variable life contracts?
(Y/N)
  D. * Flexible premium variable life contracts? Y/N)
      E. * Other types of insurance products
registered under the Securities Act
      of 1933? (Y/N)

     118. * State the number of series existing at the
end of the period that   had securities registered
under the Securities Act
of 1993.

     119. * State the number of new series for which registration statements under the Securities Act of 1933 became effective during the period.

     For period ending   12-31-98
     File number 811-8862

     120. * State the total value of the portfolio
                     securities on
the date of    deposit for the new series included in
item 119.

 121. * State the number of series for which a current
prospectus was in   existence at the end of the
period.

     122. * State the number of existing series for
which additional units were    registered under the
Securities Act of 1933 during the current period.

     123. * State the total value of the additional
units considered in  answering item 122 ($000's
omitted)
________________________________________________$_____
___

     124. * State the total value of units of prior
series that were placed in      the portfolios of
subsequent series during the current period (the value
of these units is to be measured on the date they were
placed in the   subsequent series) ($000's omitted)
______________________________$_______

     125. * State the total dollar amount of sales
loads collected (before   reallowances to other
brokers or dealers) by
Registrant?s principal   underwriter and any
underwriter which is an affiliated person of the
principal underwriter during the current period solely
from the sale of  units of all series of Registrant
($000's omitted) $______________
     126. * Of the amount shown in item 125, state the
total dollar amount of    sales loads collected from
secondary market operations in Registrant?s    units
(include the sales loads, if any, collected on units
of a prior                                   series
placed in the
portfolio of a subsequent series.) ($000's omitted)$______


     127.  List opposite the appropriate description
below the number of series    whose portfolios are
invested primarily (based upon a percentage of NAV)
in each type of security shown, the aggregate total
assets at market value  as of a date at or near the
end of the current period of each such group  of
series and the total income distributions made by each
such group of   series during the current period
(excluding distributions of realized gains, if any):

     Number of  Total Assets   Total Income
Series         ($000's    Distributions
     Investing    omitted)    ($000's omitted)

     A.  U.S. Treasury direct issue________  _______   $________
$___________

     B.  U.S. Government agency_________     _______   $________
$___________

     C.  State and municpal tax-free_______  _______   $________
$___________


     For period ending   12-31-98
     File number 811-8862

     D.  Public utility debt_______________  _______   $________
$___________

     E.  Brokers or dealers debt or debt of
          Brokers or dealers? parent________ _______   $________
$___________

     F.  All other corporate intermed. & long-
          term debt______________________    _______   $________
$___________

 G.  All other corporate short-term debt_     _______
$________ $___________

     H.  Equity securites of brokers or dealers
      or parents of brokers or dealers____   _______   $________
$___________

 I.  Investment company equity securities__   _______
$________ $___________

     J.  All other equity securities___________        1
$88,577        $___________

     K.  Other securities__________________  _______   $________
$___________

     L.  Total assets of all series of Registrant_           1
$88,577        $___________


     128. * Is the timely payment of principal and
     interest on any of the portfolio securities held
     by any of Registrant?s series at the end of the
     current period insured or guaranteed by an entity
     other than the issuer?
     (Y/N)____________________________________________
     ___________

     [If answer is ?N? (No), go to item 131.]

     129. * Is the issuer of any instrument covered in
     item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)__________________________

     [If answer is ?N? (No), go to item 131.]

     130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)____________

    131.  Total expenses incurred by all series of
                      Registrant
 during the current reporting period ($000's omitted)
     $650

     For period ending   12-31-98
     File number 811-8862

     132. * List the ?811? (Investment Company Act of

1940) registration number for all Series of Registrant

that are being included in this filing:

     811-_____ 811-_____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-

     _____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-

     _____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-

     _____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-

     _____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-

     _____ 811-_____ 811-_____ 811-_____

     811-_____ 811-_____ 811-_____ 811-

     _____ 811-_____









     For period ending   12-31-98
     File number 811-8862





     SIGNATURE PAGE




   This report is signed on behalf of the registrant (or depositor or trustee).

   City of: Houston                       State of : TX
     Date: 2/25/99


     Name of Registrant. Depositor, or Trustee:

  AGA Separate Account A (registrant) by American General
     Insurance Company (depositor)


     BY (Name and Title):

     /s/ Kent W. Lamb
 /s/ Regina Morrison
     Kent W. Lamb
     Regina Morrison
Vice President
Administrative Assistant